                                                             UNITED STATES
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         Washington, DC 20549

                                                               FORM N-PX

                           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                           811-21775

Exact name of registrant as specified in charter:             Oppenheimer International Diversified Fund

Address of principal executive offices:                       6803 South Tucson Way
                                                              Centennial, CO 80112

Name and address of agent for service:                        Robert G. Zack, Executive Vice President and General
                                                              Counsel
                                                              OppenheimerFunds, Inc.
                                                              Two World Financial Center
                                                              225 Liberty Street
                                                              New York, NY 10281-1008

Registrant's telephone number, including area code:           303-768-3200

Date of fiscal year end:                                      4/30

Date of reporting period:                                     07/01/2007-06/30/2008

Item 1. Proxy Voting Record - The Fund held no voting securities during the period covered by this report. No records are attached.

                                                              SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

(Registrant):                       Oppenheimer International Diversified Fund

By (Signature and Title)*: John V. Murphy
                           John V. Murphy, President and Principal Executive Officer

Date:    August 15, 2008

*By:     /s/ Randy Legg
         Randy Legg, Attorney in Fact